Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock And Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income, Net [Member]	Total
Balance at Dec. 31, 2008	$ 46,171	$ 5,898	$ 116	$ 52,185
Balance, shares at Dec. 31, 2008	3,246,109
Comprehensive income:
Net income		1,478		1,478
Net change in unrealized gain on securities available for sale			665	665
Net change in funded status of post-retirement benefit plan			6	6
Total comprehensive income				2,149
Shares issued	126			126
Shares issued, shares	19,605
Change in ESOP repurchase obligation	(4)			(4)
Stock-based compensation	22			22
Effect of employee stock purchases	11			11
Cash dividends declared ($0.48 per share)		(1,563)		(1,563)
Balance at Dec. 31, 2009	46,326	5,813	787	52,926
Balance, shares at Dec. 31, 2009	3,265,714
Comprehensive income:
Net income		2,711		2,711
Net change in unrealized gain on securities available for sale			127	127
Net change in funded status of post-retirement benefit plan			(14)	(14)
Total comprehensive income				2,824
Shares issued	125			125
Shares issued, shares	14,805
Shares cancelled, shares	(4)
Change in ESOP repurchase obligation	(16)			(16)
Stock-based compensation	15			15
Effect of employee stock purchases	11			11
Cash dividends declared ($0.48 per share)		(1,572)		(1,572)
Balance at Dec. 31, 2010	46,461	6,952	900	54,313
Balance, shares at Dec. 31, 2010	3,280,515
Comprehensive income:
Net income		3,513		3,513
Net change in unrealized gain on securities available for sale			1,530	1,530
Net change in funded status of post-retirement benefit plan			(15)	(15)
Total comprehensive income				5,028
Shares issued	127			127
Shares issued, shares	12,754
Change in ESOP repurchase obligation	(1)			(1)
Stock-based compensation	5			5
Effect of employee stock purchases	10			10
Cash dividends declared ($0.48 per share)		(1,578)		(1,578)
Balance at Dec. 31, 2011	$ 46,602	$ 8,887	$ 2,415	$ 57,904
Balance, shares at Dec. 31, 2011	3,293,269